Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,200,000
Previously Paid Amount	0.00
Total Fee Amount	303.82
Total Offset Amount	0.00
Net Fee	303.82
Narrative - Max Aggregate Offering Price	$ 2,200,000
Final Prospectus	true